Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2020
Prepaid expenses and other current assets
Prepaid expenses and other current assets

4    Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Costs to obtain contracts with customers	168,571	199,873
Prepaid taxes	13,860	25,600
Prepaid advertising expenses	18,014	19,977
Prepaid rental and other deposits	13,601	14,514
Interest receivables	2,430	10,231
Prepaid fees to third-party payment channels	8,250	8,980
Prepaid professional service fees	3,704	3,738
Advances to employees	1,658	1,723
Prepaid Directors & Officers insurance	782	852
Student tuition payments in transit	1,291	603
Prepaid PayPal to pay teacher salary costs	4,077	561
Prepaid student acquisition fees	2,093	29
Others	11,884	15,376
Total	250,215	302,057